Net interest income (Tables)	12 Months Ended
Dec. 31, 2021
Net interest income [abstract]
Summary of net interest income
Net interest income
in EUR million 2021 2020 2019 2021 2020 2019
Interest income on loans 13,914 15,624 19,028 Interest expense on deposits from banks 109 177 361
Interest income on financial assets at fair value through OCI 346 512 615 Interest expense on customer deposits 915 1,331 2,934
Interest income on debt securities at amortised cost 468 508 673 Interest expense on debt securities in issue 1,218 1,732 2,350
Interest income on non-trading derivatives (hedge accounting) 2,361 3,392 4,319 Interest expense on subordinated loans 571 612 660
Negative interest on liabilities 1,487 678 422 Negative interest on assets 572 353 349
Total interest

income using effective interest rate

method
18,577 20,715 25,056 Interest expense on non-trading derivatives (hedge accounting) 1,700 3,198 4,615
Total interest

expense using effective interest rate

method
5,085 7,402 11,268
Interest income on financial assets at fair value through profit or loss
435 658 1,897
Interest income on non-trading derivatives (no hedge accounting) 2,025 1,154 1,181
Interest expense on financial liabilities at fair value through profit or loss
304 514 1,695
Interest income other

14 32 30 Interest expense on non-trading derivatives (no hedge accounting) 1,605 1,029 1,311
Total other interest

income
2,474 1,843 3,107 Interest expense on lease liabilities 14 18 25
Total interest

income

21,051 22,559 28,163 Interest expense other 43 44 54
Total other interest

expense
1,966 1,605 3,084
Total interest

expense
7,051 9,007 14,353
Net interest income 14,000 13,552 13,811